CORE DEPOSIT INTANGIBLE (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of core deposit intangible	$ 21,543	$ 27,624	$ 36,832	$ 102,388	$ 36,832
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Amortization of core deposit intangible	$ 21,543	$ 27,624		$ 102,000	$ 37,000